FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	₽ 427	₽ 197
Borrowings		800
Lease liabilities	100	127
Total financial liabilities	527	1,124
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	427	197
Borrowings		416
Lease liabilities	50	43
Total financial liabilities	477	656
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		340
Lease liabilities	50	76
Total financial liabilities	₽ 50	416
3 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		44
Lease liabilities		8
Total financial liabilities		₽ 52